SHARE CAPITAL - Disclosure of deferred share units (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Deferred share units outstanding, beginning of period	652,276	548,392
Deferred share units outstanding, weighted average grant price, beginning of period	$ 3.48	$ 3.44
Deferred share units, granted	237,109	103,884
Deferred share units, granted, weighted average grant price	$ 3.02	$ 3.68
Deferred share units, redeemed	0	0
Deferred share units, redeemed, weighted average grant price	$ 0	$ 0
Deferred share units outstanding, end of period	889,385	652,276
Deferred share units outstanding, weighted average grant price, end of period	$ 3.36	$ 3.48
Deferred share units, fair value	889,385	652,276
Deferred share units, fair value, weighted average grant price	$ 3.13	$ 2.94